Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2019
Furniture and Fittings [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years